Annual Fund Operating Expenses - PRUDENTIAL DAY ONE 2040 FUND	Sep. 29, 2020
Class R1
Operating Expenses:
Management Fees (as a percentage of Assets)	0.02%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	73.43%
Other Expenses (as a percentage of Assets):	73.53%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	74.51%
Fee Waiver or Reimbursement	(73.36%)
Net Expenses (as a percentage of Assets)	1.15%	[2]
Class R2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.02%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	1.24%
Other Expenses (as a percentage of Assets):	1.34%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	2.07%
Fee Waiver or Reimbursement	(1.17%)
Net Expenses (as a percentage of Assets)	0.90%	[2]
Class R3
Operating Expenses:
Management Fees (as a percentage of Assets)	0.02%
Distribution and Service (12b-1) Fees	0.10%
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	1.54%
Other Expenses (as a percentage of Assets):	1.64%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	2.22%
Fee Waiver or Reimbursement	(1.47%)
Net Expenses (as a percentage of Assets)	0.75%	[2]
Class R4
Operating Expenses:
Management Fees (as a percentage of Assets)	0.02%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	0.10%	[1]
Component2 Other Expenses	98.40%
Other Expenses (as a percentage of Assets):	98.50%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	98.98%
Fee Waiver or Reimbursement	(98.33%)
Net Expenses (as a percentage of Assets)	0.65%	[2]
Class R5
Operating Expenses:
Management Fees (as a percentage of Assets)	0.02%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	none	[1]
Component2 Other Expenses	0.99%
Other Expenses (as a percentage of Assets):	0.99%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	1.47%
Fee Waiver or Reimbursement	(0.92%)
Net Expenses (as a percentage of Assets)	0.55%	[2]
Class R6
Operating Expenses:
Management Fees (as a percentage of Assets)	0.02%
Distribution and Service (12b-1) Fees	none
Component1 Other Expenses	none	[1]
Component2 Other Expenses	0.68%
Other Expenses (as a percentage of Assets):	0.68%
Acquired Fund Fees and Expenses	0.46%
Expenses (as a percentage of Assets)	1.16%
Fee Waiver or Reimbursement	(0.76%)
Net Expenses (as a percentage of Assets)	0.40%	[2]

[1]	“Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
[2]	PGIM Investments LLC (PGIM Investments) has contractually agreed, through November 30, 2021, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 1.15% of average daily net assets for Class R1 shares, 0.90% of average daily net assets for Class R2 shares, 0.75% of average daily net assets for Class R3 shares, 0.65% of average daily net assets for Class R4 shares, 0.55% of average daily net assets for Class R5 shares, and 0.40% of average daily net assets for Class R6 shares. This contractual waiver includes acquired fund fees and expenses, and excludes Fund and any acquired fund interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to November 30, 2021 without the prior approval of the Fund’s Board of Trustees.